Reinsurance	12 Months Ended
Dec. 31, 2022
Reinsurance Disclosures [Abstract]
REINSURANCE	REINSURANCE
The Company has predominately sold all of its business through reinsurance with non-affiliated companies. The following table provides details of the reinsurance recoverables balance as of the dates indicated:

	2022	2021
Ceded future policyholder benefits and expense	$355.1	$333.0
Ceded unearned premium	2.0	2.2
Ceded claims and benefits payable	101.8	100.2
Ceded paid losses	0.3	0.3
Total	$459.2	$435.7
A key credit quality indicator for reinsurance is the A.M. Best Company ("A.M. Best") financial strength ratings of the reinsurer. A.M. Best financial strength ratings are an independent opinion of a reinsurer’s ability to meet ongoing obligations to policyholders. The A.M. Best ratings for the reinsurers in new reinsurance agreements where there is material credit exposure are reviewed at the time of execution. The A.M. Best ratings for existing reinsurance agreements are reviewed on a quarterly basis, or sooner based on developments. The following table provides the reinsurance recoverable as of December 31, 2022 grouped by A.M. Best financial strength ratings:

A.M. Best ratings of reinsurer	Ceded future policyholder benefits and expense	Ceded unearned premiums	Ceded claims and benefits payable	Ceded paid losses	Total
A++ or A+	$350.4	$2.0	$101.9	$0.3	$454.6
B++ or B+	5.1	—	—	—	5.1
Total	355.5	2.0	101.9	0.3	459.7
Less: Allowance	(0.4)	—	(0.1)	—	(0.5)
Total Reinsurance recoverable	$355.1	$2.0	$101.8	$0.3	$459.2
The Company has used reinsurance to exit certain businesses, including the disposals of AEB, FFG and LTC. The reinsurance recoverables relating to these dispositions amounted to $458.8 million as of December 31, 2022. The three reinsurers with the largest reinsurance recoverable balances relating to these dispositions were Sun Life, John Hancock, and Talcott Resolution (formerly owned by The Hartford). The A.M. Best financial strength ratings of these three insurers were A+, A+ and B++, respectively. A.M. Best currently maintains a stable outlook on the financial strength ratings of Sun Life, John Hancock and Talcott Resolution. Most of the assets backing reserves relating to reinsurance recoverables from Sun Life, John Hancock and Talcott Resolution are held in trust. If these reinsurers become insolvent, the Company would be exposed to the risk that assets in the trusts and/or the separate accounts would be insufficient to support the liabilities that would revert back to the company.

The following table presents the reinsurance recoverable from John Hancock, Sun Life, Talcott Resolution, and other reinsurers as of December 31, 2022 and 2021.

	Years Ended December 31,
Reinsurer	2022	2021
John Hancock	$436.5	$410.2
Sun Life	17.4	20.1
Talcott Resolution	4.9	5.0
Other reinsurers	0.4	0.4
Total	$459.2	$435.7
The largest risk is with John Hancock. As of December 31, 2022 there is $757.5 million held in trust to support the coinsurance arrangement. If the value of the assets in this trust falls below the value of the associated statutory liabilities, John Hancock will be required to put more assets in the trust.
Refer to Note 2 for additional information on the methodology.
The effect of reinsurance on premiums earned and benefits incurred was as follows for the period indicated:

	Years Ended December 31,
	2022			2021			2020
	Long Duration	Short Duration	Total	Long Duration	Short Duration	Total	Long Duration	Short Duration	Total
Direct earned premiums	$7.0	$0.4	$7.4	$8.1	$0.6	$8.7	$7.7	$2.0	$9.7
Premiums ceded	(7.0)	(0.1)	(7.1)	(8.1)	(0.1)	(8.2)	(7.7)	(1.4)	(9.1)
Net earned premiums	$—	$0.3	$0.3	$—	$0.5	$0.5	$—	$0.6	$0.6
Direct policyholder benefits	$46.5	$1.4	$47.9	$35.3	$0.5	$35.8	$26.5	$2.8	$29.3
Policyholder benefits ceded	(46.5)	(0.9)	(47.4)	(35.3)	(0.3)	(35.6)	(26.5)	(2.4)	(28.9)
Net policyholder benefits	$—	$0.5	$0.5	$—	$0.2	$0.2	$—	$0.4	$0.4
The Company utilizes ceded reinsurance for loss protection and capital management, client risk and profit sharing and business divestitures.
Business Divestitures
As referenced in Note 1, the Company has used reinsurance or coinsurance to sell certain businesses, such as for the disposals of AEB, FFG and LTC.
The reinsurance agreement associated with the FFG sale also stipulates that Talcott Resolution contributes funds to increase the value of the separate account assets relating to annuity business sold if such value declines below the value of the associated liabilities. If Talcott Resolution fails to fulfill these obligations, the Company will be obligated to make these payments.
In addition, the Company would be responsible for administering all of the reinsured or coinsured businesses in the event of reinsurer or coinsurer insolvency. The Company does not currently have the administrative systems and capabilities to process these businesses. Accordingly, the Company would need to obtain those capabilities in the event of an insolvency of one or more of the reinsurers or coinsurers of these businesses. The Company might be forced to obtain such capabilities on unfavorable terms with a resulting material adverse effect on our results of operations and financial condition.
As of December 31, 2022, the Company was not aware of any regulatory actions taken with respect to the solvency of the insurance subsidiaries of Sun Life, John Hancock, or Talcott Resolution that reinsure the AEB, FFG and LTC businesses, and the Company has not been obligated to fulfill any of such reinsurers’ obligations.
Sun Life, John Hancock, and Talcott Resolution have paid their obligations when due and there have been no disputes.